PROPERTY, PLANT, AND EQUIPMENT (Details - future depreciation) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
2024	$ 1,186
2025	596
Total	$ 1,782	$ 3,346